Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,698,015	$ 2,765,013
Property, plant and equipment	12,517,450	11,944,885
Intangible assets	93,938	96,683
United States
Segment Reporting Information [Line Items]
Revenue	2,169,239	2,232,817
Property, plant and equipment	10,826,738	10,351,736
Intangible assets	18,666	18,818
Canada
Segment Reporting Information [Line Items]
Revenue	162,740	175,005
Property, plant and equipment	924,389	848,560
Intangible assets	18,111	19,038
Other regions
Segment Reporting Information [Line Items]
Revenue	366,036	357,191
Property, plant and equipment	766,323	744,589
Intangible assets	$ 57,161	$ 58,827